Stock-Based Compensation (Schedule Of Changes In Incentive Awards Outstanding) (Details) - Incentive Shares Member shares in Thousands	12 Months Ended
Sep. 30, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning of year	6,404
Shares, Granted	437
Shares, Earned/vested	(151)
Shares, Canceled	(313)
Shares, End of year	6,377
Average Grant Date Fair Value Per Share, Beginning of year | $ / shares	$ 47.81
Average Grant Date Fair Value Per Share, Granted | $ / shares	61.96
Average Grant Date Fair Value Per Share, Earned/vested | $ / shares	37.36
Average Grant Date Fair Value Per Share, Options canceled | $ / shares	49.02
Average Grant Date Fair Value Per Share, End of year | $ / shares	$ 48.97